1 (212) 318-6609

kevinbrown@paulhastings.com

May 6, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Investor Funds, Inc. (the “Fund”) File Nos. 033-54016/811-07326

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Fund, that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Post-Effective Amendment No. 48 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2024 (Accession No. 0001829126-24-002878).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown

Kevin Brown, Esq.

Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
H. Crowley